Commitments and Contingencies (Schedule Of Contractual Obligations and Commercial Commitments) (Details) (USD $)	Dec. 31, 2012
Commitments And Contingencies [Line Items]
Payments Due, Total	$ 1,515,000
Payments DueWithin 1 Year	649,000
Payments Due Within 1 - 3 Years	866,000
Payments Due Within 4 - 5 Years	0
Payments Due More Than 5 Years	0
Employment Contracts [Member]
Commitments And Contingencies [Line Items]
Payments Due, Total	1,402,000
Payments DueWithin 1 Year	550,000
Payments Due Within 1 - 3 Years	852,000
Payments Due Within 4 - 5 Years	0
Payments Due More Than 5 Years	0
Leases [Member]
Commitments And Contingencies [Line Items]
Payments Due, Total	113,000
Payments DueWithin 1 Year	99,000
Payments Due Within 1 - 3 Years	14,000
Payments Due Within 4 - 5 Years	0
Payments Due More Than 5 Years	$ 0